NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Note Payable Tables
Notes payable

These notes contain certain covenants that restrict the amount of distributions and dividends that the Company can make. Interest expense for the years ended December 31, 2014 and 2013 was $997,687 and $979,357, respectively.

Unsecured Subordinated Debt:	December 31, 2014	December 31, 2013
Christals notes	$3,400,000	$3,400,000
Peekay notes	9,300,000	9,300,000
Total subordinated debt	12,700,000	12,700,000

Accrued interest payable	1,985,446	1,045,469
	$14,685,446	$13,745,469